Consolidated statement of changes in stockholders' equity - EUR (€) € in Thousands	Share capital	Additional paid-in capital	Foreign currency translation	Revaluation reserve	Accumulated deficit [1]	Stockholders' equity attributable to shareholders of Evotec SE	Non-controlling interest	Total
Beginning balance (Formerly reported) at Dec. 31, 2018	€ 149,063	€ 783,154	€ (33,202)	€ 6,002	€ (481,013)	€ 424,004	€ 876	€ 424,880
Beginning balance (Impact of applying IFRIC agenda decision on IAS 19) at Dec. 31, 2018					1,500	1,500		1,500
Beginning balance at Dec. 31, 2018	€ 149,063	783,154	(33,202)	6,002	(479,513)	425,504	876	€ 426,380
Beginning balance (Shares) (Formerly reported) at Dec. 31, 2018	149,062,794
Beginning balance (Shares) at Dec. 31, 2018	149,062,794							149,063,000
Exercised stock options	€ 1,840	61				1,901		€ 1,901
Exercised stock options (shares)	1,839,784							1,840,000
Stock option plan		3,650				3,650		€ 3,650
Capital increase of subsidiary with non-controlling interest							(32)	(32)
Deferred and current tax on future deductible expenses					1,764	1,764		1,764
Other comprehensive income			9,075	(1,437)		7,638		7,638
Net income for the period | Formerly reported								37,228
Net income for the period | Impact of applying IFRIC agenda decision on IAS 19								84
Net income for the period					38,156	38,156	€ (844)	37,312	[1]
Total comprehensive income (loss)			9,075	(1,437)	38,156	45,794		44,950
Ending balance at Dec. 31, 2019	€ 150,903	786,865	(24,127)	4,565	(439,593)	478,613		€ 478,613
Ending balance (Shares) at Dec. 31, 2019	150,902,578							150,903,000
Capital increase	€ 11,478	238,495				249,973		€ 249,973
Capital increase (Shares)	11,478,315							11,478,000
Exercised stock options	€ 1,534	58				1,592		€ 1,592
Exercised stock options (shares)	1,533,848							1,534,000
Stock option plan		5,284				5,284		€ 5,284
Deferred and current tax on future deductible expenses					676	676		676
Other comprehensive income			(17,655)	(305)		(17,960)		(17,960)
Net income for the period | Formerly reported								6,252
Net income for the period | Impact of applying IFRIC agenda decision on IAS 19								26
Net income for the period					6,278	6,278		6,278	[1]
Total comprehensive income (loss)			(17,655)	(305)	6,278	(11,682)		(11,682)
Ending balance (Formerly reported) at Dec. 31, 2020								722,846
Ending balance (Impact of applying IFRIC agenda decision on IAS 19) at Dec. 31, 2020								1,610
Ending balance at Dec. 31, 2020	€ 163,915	1,030,702	(41,782)	4,260	(432,639)	724,456		€ 724,456	[1]
Ending balance (Shares) at Dec. 31, 2020	163,914,741							163,914,741
Capital increase	€ 11,497	391,629				403,126		€ 403,126
Capital increase (Shares)	11,497,500							11,497,000
Exercised stock options	€ 1,196					1,196		€ 1,196
Exercised stock options (shares)	1,195,954							1,196,000
Stock option plan		7,805				7,805		€ 7,805
Deferred and current tax on future deductible expenses					708	708		708
Other comprehensive income			26,091	(1,207)		24,884		24,884
Net income for the period					215,510	215,510		215,510
Total comprehensive income (loss)			26,091	(1,207)	215,510	240,394		240,394
Ending balance at Dec. 31, 2021	€ 176,608	€ 1,430,136	€ (15,691)	€ 3,053	€ (216,421)	€ 1,377,685		€ 1,377,685
Ending balance (Shares) at Dec. 31, 2021	176,608,195							176,608,195

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”